Reportable Segment Information (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Reportable segment information

(millions of dollars)	2013
	Paint Stores Group	Consumer Group		Global Finishes Group	Latin America Coatings Group	Administrative		Consolidated Totals
Net external sales	$6,002	$1,342		$2,005	$832	$5		$10,186
Intersegment transfers		2,409		9	39	(2,457)
Total net sales and intersegment transfers	$6,002	$3,751		$2,014	$871	$(2,452)		$10,186
Segment profit	$991	$242	(1)	$170	$39			$1,442
Interest expense						$(63)		(63)
Administrative expenses and other						(293)		(293)
Income before income taxes	$991	$242		$170	$39	$(356)		$1,086
Reportable segment margins	16.5%	6.5%		8.4%	4.5%
Identifiable assets	$1,668	$1,762		$964	$485	$1,504		$6,383
Capital expenditures	73	40		15	7	32		167
Depreciation	55	45		29	10	20		159

	2012
	Paint Stores Group	Consumer Group		Global Finishes Group	Latin America Coatings Group	Administrative		Consolidated Totals
Net external sales	$5,410	$1,322		$1,961	$836	$5		$9,534
Intersegment transfers		2,320		7	47	(2,374)
Total net sales and intersegment transfers	$5,410	$3,642		$1,968	$883	$(2,369)		$9,534
Segment profit	$862	$217	(1)	$147	$81			$1,307
Interest expense						$(43)		(43)
Administrative expenses and other						(357)	(2)	(357)
Income before income taxes	$862	$217		$147	$81	$(400)		$907
Reportable segment margins	15.9%	6.0%		7.5%	9.2%
Identifiable assets	$1,374	$1,701		$987	$485	$1,688		$6,235
Capital expenditures	67	47		14	9	20		157
Depreciation	49	43		30	10	20		152

	2011
	Paint Stores Group	Consumer Group		Global Finishes Group	Latin America Coatings Group	Administrative		Consolidated Totals
Net external sales	$4,780	$1,274		$1,878	$828	$6		$8,766
Intersegment transfers		2,091		9	39	(2,139)
Total net sales and intersegment transfers	$4,780	$3,365		$1,887	$867	$(2,133)		$8,766
Segment profit	$646	$174	(1)	$90	$75			$985
Interest expense						$(42)		(42)
Administrative expenses and other						(201)		(201)
Income before income taxes	$646	$174		$90	$75	$(243)		$742
Reportable segment margins	13.5%	5.2%		4.8%	8.7%
Identifiable assets	$1,309	$1,682		$939	$469	$830		$5,229
Capital expenditures	50	35		14	14	41		154
Depreciation	48	43		31	11	18		151

(1)	Segment profit included $30, $27 and $24 of mark-up on intersegment transfers realized primarily as a result of external sales by the Paint Stores Group during 2013, 2012 and 2011, respectively.

(2)	Includes $80 pre-tax charge related to DOL Settlement. See Note 9.